SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Abstract]
Minimum proportion of voting rights necessary to determine control of a subsidiary	50.00%
Impairment of exploration and evaluation assets	$ 0	$ 452,251	$ 0